Note 17 - Related party transactions:	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
17.   Related party transactions

The Company has incurred expenses for services provided by a law firm in which an officer of the Company is a partner. The amounts charged are recorded at their exchange amounts and are subject to normal trade terms. For the year ended December 31, 2011, the Company has incurred legal fees of $642 (December 31, 2010 - $574) for services provided by the law firm relating to general corporate matters. Included in accounts payable and accrued liabilities at December 31, 2011 is an amount of $59 (December 31, 2010 - $146) owing to the legal firm.